UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number:	811-03850

Exact Name of Registrant as Specified in Charter:	Delaware Group® Tax-Free Fund

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	July 1, 2022 - June 30, 2023

ITEM 1. PROXY VOTING RECORD.

========================== Delaware Tax-Free USA Fund ==========================

There is no proxy voting activity for the Fund, as the Fund did not hold any votable positions during the reporting period.

=================== Delaware Tax-Free USA Intermediate Fund ====================

There is no proxy voting activity for the Fund, as the Fund did not hold any votable positions during the reporting period.

==========------------------- END N-PX REPORT ===================================

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP® TAX-FREE FUND

By:	Shawn K. Lytle
Name:	Shawn K. Lytle
Title:	President/ Chief Executive Officer
Date:	August 25, 2023